14. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (OCI(L)) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Accumulated OCI(L), beginning of period:
Currency translation adjustment	$ (5,132,596)	$ 208,935	$ (2,850,122)	$ 465,615
Other comprehensive loss for the period
Currency translation adjustments	(1,888,750)	(1,879,527)	(4,171,224)	(2,136,207)
Currency translation adjustment	$ (7,021,346)	$ (1,670,592)	$ (7,021,346)	$ (1,670,592)